UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                              as of May 31, 2017 (Unaudited)

Deutsche New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.0%
New York 98.3%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, Prerefunded, 5.25%, 11/15/2027	1,000,000	1,020,210
Series A, Prerefunded, 5.75%, 11/15/2022	1,000,000	1,022,480
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,093,730
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,364,980
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,603,450
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	1,500,000	1,523,565
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	3,000,000	3,421,560
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	6,317,050
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,274,725
Long Island, NY, Electric System Revenue, Power Authority, Series B, 5.0%, 9/1/2037	1,185,000	1,357,015
Long Island, NY, Power Authority:
Series B, 5.0%, 9/1/2036	1,000,000	1,160,460
Series A, 5.0%, 9/1/2037	4,000,000	4,459,800
Series A, 5.0%, 5/1/2038	2,000,000	2,225,740
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, Prerefunded, 5.0%, 11/15/2034	2,000,000	2,199,080
Series A, Prerefunded, 5.5%, 11/15/2039	5,000,000	5,337,300
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,118,730
Monroe County, NY, General Obligation, Public Improvement, 6.0%, 3/1/2018, INS: NATL	1,130,000	1,172,059
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,195,786
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 5.0%, 7/1/2033	1,000,000	1,189,990
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue:
Series A, 5.0%, 10/1/2032	1,235,000	1,461,548
Series A, 5.0%, 10/1/2033	1,000,000	1,178,260
New York, Brookhaven Local Development Corp. Revenue, Jeffersons Ferry Project, 5.25%, 11/1/2036	1,200,000	1,346,724
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,601,235
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	849,195
5.0%, 8/1/2042	1,000,000	1,098,540
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project., AMT, 144A, 5.0%, 1/1/2035	750,000	809,820
New York, General Obligation:
Series I-1, 5.625%, 4/1/2029	110,000	119,396
Series I-1, Prerefunded, 5.625%, 4/1/2029	2,890,000	3,138,540
New York, Higher Education Revenue, Dormitory Authority, Colgate University, 6.0%, 7/1/2021, INS: NATL	695,000	761,671
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,780,090
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,343,760
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,202,620
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,553,840
New York, Metropolitan Transportation Authority Revenue:
Series E-5, 0.79% *, 11/15/2045, LOC: U.S.Bank NA	160,000	160,000
Series B, 4.0%, 11/15/2034	3,500,000	3,759,385
Series C, 5.0%, 11/15/2031	3,500,000	4,049,920
Series D, 5.0%, 11/15/2034	1,000,000	1,116,180
Series A-1, 5.0%, 11/15/2035	2,000,000	2,311,820
Series D-1, 5.0%, 11/15/2039	2,500,000	2,864,125
Series B, 5.25%, 11/15/2044	3,000,000	3,484,200
New York, Metropolitan Transportation Authority Revenue, Green Bonds, Series A1, 5.25%, 11/15/2057	1,000,000	1,167,860
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bonds, Series B-1, 5.0%, 11/15/2036	2,500,000	2,974,700
New York, MTA Hudson Rail Yards Trust Obligations Revenue, Series A, 5.0%, 11/15/2051	1,000,000	1,088,900
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	5,000,000	6,004,350
New York, State Agency General Obligation Lease, Dormitory Authority, City University System, 5.75%, 7/1/2018, INS: AGMC	975,000	999,541
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,147,430
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,432,100
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University:
Series A, 4.0%, 7/1/2034	1,000,000	1,084,770
Series C, 5.0%, 7/1/2037	2,510,000	2,784,945
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,243,780
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Prerefunded, 5.25%, 7/1/2033	5,000,000	5,445,700
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University, Series A, 5.0%, 7/1/2034 (a)	5,000,000	6,028,700
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, Prerefunded, 5.0%, 7/1/2039	3,000,000	3,253,920
Series A, Prerefunded, 5.25%, 7/1/2034	5,000,000	5,448,950
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2030	1,500,000	1,771,350
Series A, 5.0%, 5/1/2032	2,000,000	2,228,920
Series A, Prerefunded, 5.5%, 5/1/2037	1,500,000	1,631,520
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
5.0%, 7/1/2033	360,000	419,357
Series B, Prerefunded, 5.25%, 7/1/2024	595,000	597,225
Series A, Prerefunded, 6.0%, 7/1/2040	1,500,000	1,722,705
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center:
144A, 5.0%, 12/1/2036	2,700,000	2,991,168
Prerefunded, 6.125%, 12/1/2029	3,000,000	3,232,560
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,749,950
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,437,640
Series C, 5.0%, 7/1/2040	2,750,000	2,968,818
Series A, 5.0%, 7/1/2041	2,000,000	2,216,520
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program:
Series C, 5.0%, 10/1/2031, INS: AGC	20,000	21,620
Series A, 5.0%, 10/1/2034	1,000,000	1,168,820
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	2,078,487
Series A, 5.0%, 7/1/2038	1,000,000	1,185,320
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,246,880
New York, State Dormitory Authority Revenues, State Supported Debt, Series C, 0.76% *, 7/1/2031, LOC: Bank of America NA	595,000	595,000
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2038	1,250,000	1,334,950
New York, State Dormitory Authority, Sales Tax Revenue, State Supported Debt:
Series A, 5.0%, 3/15/2035	2,975,000	3,485,272
Series A, 5.0%, 3/15/2044	2,000,000	2,291,520
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,522,631
Series A, 5.0%, 2/15/2034	3,895,000	4,155,809
Series A, Prerefunded, 5.0%, 2/15/2034	5,000	5,345
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,816,025
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Green Bonds, Series B, 5.0%, 9/15/2035	2,615,000	3,099,376
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,790,700
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: NATL	580,000	595,764
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.77% *, 5/15/2037, LIQ: Fannie Mae , LOC: Fannie Mae	100,000	100,000
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, Prerefunded, 5.0%, 3/15/2039	5,150,000	5,527,237
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,242,520
"3", 5.0%, 3/15/2044	1,190,000	1,300,384
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,419,610
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,702,560
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,500,342
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,665,450
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	525,585
Series A, 4.0%, 1/1/2038	500,000	525,965
Series A, 5.0%, 1/1/2041	3,000,000	3,450,990
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,733,400
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,294,440
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2037	2,500,000	2,675,825
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023	5,000	5,017
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	8,007,997
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B, 5.0%, 11/15/2034	2,000,000	2,412,780
Series A, 5.0%, 11/15/2035	3,000,000	3,579,840
Series C, 5.0%, 11/15/2038	2,625,000	3,022,057
Series A-2, 5.25%, 11/15/2034	2,815,000	2,990,881
Series A-2, Prerefunded, 5.25%, 11/15/2034	1,685,000	1,792,335
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	3,000,000	3,319,290
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,077,940
New York, Utility Debt Securitization Authority, Restructuring Revenue:
5.0%, 12/15/2034	3,000,000	3,583,620
Series TE, 5.0%, 12/15/2041	3,675,000	4,262,081
New York, Utility Debt Securitization Authority, Restruturing Bonds, 5.0%, 12/15/2036	5,000,000	5,943,050
New York & New Jersey, Port Authority:
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,496,110
Series 189, 5.0%, 5/1/2035	2,000,000	2,333,620
New York & New Jersey, Port Authority Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,155,708
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: NATL	10,000,000	10,008,200
New York & New Jersey, Port Authority, One Hundred Ninety-Fifth, AMT, 5.0%, 4/1/2036	1,000,000	1,156,430
New York & New Jersey, Port Authority, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,467,640
New York & New Jersey, Port Authority, Two Hundred Second, AMT, 5.0%, 10/15/2036	3,000,000	3,492,570
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 0.78% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,292,604
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.74% *, 2/15/2035, LIQ: Fannie Mae, LOC: Fannie Mae	1,800,000	1,800,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments II, Series A, AMT, 0.8% *, 3/1/2038, LOC: Freddie Mac	1,650,000	1,650,000
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.8% *, 12/1/2037, LOC: Citibank NA	1,255,000	1,255,000
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,148,180
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,433,380
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,111,790
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE, 5.0%, 6/15/2036	3,500,000	4,196,885
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Fiscal 2009:
Series A, 5.75%, 6/15/2040	3,080,000	3,237,696
Series A, Prerefunded, 5.75%, 6/15/2040	920,000	967,417
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,062,930
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,551,160
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-3, 0.75% *, 11/1/2028, SPA: JPMorgan Chase Bank NA	100,000	100,000
Series B-1, 4.0%, 8/1/2037	5,000,000	5,393,800
Series C, 5.0%, 11/1/2033	1,250,000	1,513,163
Series A-1, 5.0%, 8/1/2037	3,000,000	3,480,660
Series A, 5.0%, 5/1/2038	4,000,000	4,273,760
Series B1, 5.0%, 11/1/2040	4,000,000	4,595,880
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2016, Series A-1, 5.0%, 8/1/2037	2,000,000	2,339,840
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2017, Series A-1, 4.0%, 5/1/2036	3,000,000	3,272,370
New York City, NY, Trust For Cultural Resources, Museum of Modern Art, Series 1-E, 4.0%, 4/1/2031	1,000,000	1,134,840
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,142,420
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2036	3,000,000	3,233,790
Series C, 5.0%, 8/1/2034	2,865,000	3,333,571
Series B-1, 5.0%, 12/1/2034	2,800,000	3,344,236
Series I-1, 5.375%, 4/1/2036	910,000	979,761
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	2,500,000	2,499,300
Onondaga, NY, Civic Development Corp., St. Joseph's Hospital Healthcare Center Project, Series A, Prerefunded, 5.125%, 7/1/2031	1,500,000	1,630,500
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	255,000	253,669
5.7%, 1/1/2028	1,625,000	1,434,713
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2034	1,200,000	1,364,832
Series A, AMT, 5.0%, 1/1/2035	1,800,000	2,040,012
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,251,517
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,391,280
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,993,760
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,588,888
		376,580,555
Guam 0.3%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	366,557
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	660,231
		1,026,788
Puerto Rico 0.4%
Puerto Rico, Highway & Transportation Authority Revenue, Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	1,475,000	1,487,051
Total Municipal Bonds and Notes (Cost $357,876,898)		379,094,394
Underlying Municipal Bonds of Inverse Floaters (b) 2.9%
New York
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040 (c)	10,000,000	10,878,700
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 2016-XM0286, 144A, 17.77%, 6/15/2040, Leverage Factor at purchase date: 4 to 1 (Cost $11,402,434)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $369,279,332) †	101.9	389,973,094
Floating Rate Notes (b)	(2.0)	(7,500,000)
Other Assets and Liabilities, Net	0.1	385,157
Net Assets	100.0	382,858,251

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand either daily or weekly and are shown at their current rates as of May 31, 2017. Maturity date shown is the final maturity date.
† The cost for federal income tax purposes was $353,955,277. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $21,017,817. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,701,729 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,683,912.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$389,973,094	$—	$389,973,094
Total	$—	$389,973,094	$—	$389,973,094

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche New York Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017